Share Capital (Details 3)	3 Months Ended
	Sep. 30, 2021 $ / shares	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	13,555,275	13,750,784	13,525,784
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 11 months 8 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.36
Number Exercisable, Options Exercisable	13,355,275
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.38
Range one [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	1,215,275
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 months 1 day
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.05
Number Exercisable, Options Exercisable	1,215,275
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.05
Range two [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	2,340,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	8 months 15 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.96
Number Exercisable, Options Exercisable	2,340,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.96
Range three [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 4 months 20 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 2.10
Number Exercisable, Options Exercisable	500,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 2.10
Range four [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	1,900,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 11 months 4 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.40
Number Exercisable, Options Exercisable	1,900,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.40
Range five [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	500,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	6 months
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 1.00
Number Exercisable, Options Exercisable	500,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 1.00
Range six [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 14 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable	150,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.75
Range seven [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	4,450,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 5 months 8 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.76
Number Exercisable, Options Exercisable	4,450,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.76
Range eight [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	600,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 7 months 2 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.75
Number Exercisable, Options Exercisable	600,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.75
Range nine [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 7 months 13 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 0.81
Number Exercisable, Options Exercisable	100,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 0.81
Range Ten [Member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	1,200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 3 months 18 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.39
Number Exercisable, Options Exercisable	1,200,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 3.39
Range eleven [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	400,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 6 months 14 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 3.43
Number Exercisable, Options Exercisable	200,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 3.43
Range twelve [member]
IfrsStatementLineItems [Line Items]
Number of shares, options outstanding	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 9 months 21 days
Weighted Average Exercise Price, Options Outstanding (in CAD per share)	$ 6.08
Number Exercisable, Options Exercisable	200,000
Weighted Average Exercisae Price, Options exercisable (in CAD per share)	$ 6.08